Interest income (Tables)	12 Months Ended
Dec. 31, 2025
Interest expense (income), defined benefit plans [abstract]
Schedule of Interest Income

	For the years ended,
	December 31, 2025	December 31, 2024	December 31, 2023
	$	$	$
Interest on related party loan	-	-	6,841
Interest on bank deposits	536,157	2,342,071	560,349
Total	536,157	2,342,071	567,190